Arrow Investments Trust

Arrow Alternative Solutions Fund

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Managed Strategy Fund

Arrow Commodity Strategy Fund

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the Arrow Alternative Solutions Fund, Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund (the “Funds”), a series of Arrow Investments Trust. The exhibits mirror risk/return summary information for the Fund in a supplement filed with the Securities and Exchange Commission pursuant to Rule 497(e) on November 21, 2014 (Accession Number: 0000910472-14-005265), which is incorporated herein by reference.